ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2013
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)         ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2012	2013
	RMB	RMB
Accounts receivable	111,944,576	86,119,787
Less: allowance for doubtful accounts	(30,100,005)	(35,005,069)
Accounts receivable, net	81,844,571	51,114,718

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	29,934,512	27,938,198	30,100,005
Additions charged to bad debt expense	2,235,627	2,350,990	9,140,062
Write-off of accounts receivable	(4,231,941)	(189,183)	(4,234,998)
Ending allowance for doubtful accounts	27,938,198	30,100,005	35,005,069